Legal Contingencies	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Legal Contingencies

19. Legal Contingencies

ASML is party to various legal proceedings generally incidental to our business. ASML also faces exposures from other actual or potential claims and legal proceedings. In addition, ASML’s customers may be subject to claims of infringement from third parties alleging that the ASML equipment used by those customers in the manufacture of semiconductor products, and/or the methods relating to use of the ASML equipment, infringes one or more patents issued to those third parties. If these claims were successful, ASML could be required to indemnify such customers for some or all of the losses incurred or damages assessed against them as a result of that infringement.

We accrue for legal costs related to litigation in our Consolidated Statements of Operations at the time when the related legal services are actually provided to ASML. In 2013, EUR 3.2 million estimated losses were recorded as a charge to our Consolidated Statements of Operations (2012 and 2011: no estimated losses were recorded).

From late 2001 through 2004, ASML was party to a series of civil litigations and administrative proceedings in which Nikon alleged ASML’s infringement of Nikon patents relating to lithography. ASML in turn filed claims against Nikon. Pursuant to agreements executed on December 10, 2004, ASML and Nikon agreed to settle all pending worldwide patent litigation between the companies. The settlement included an exchange of releases, a patent Cross-License agreement related to lithography equipment used to manufacture semiconductor devices and payments to Nikon by ASML. Beginning on January 1, 2015, the parties may bring suit for infringement of patents subject to the Nikon Cross-License Agreement, including any infringement that occurred during the Cross-License Transition Period. Damages resulting from claims for patent infringement occurring during the Cross-License Transition Period are limited to three percent of the net sales price of products found to infringe valid and enforceable patents.